Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2020	Dec. 31, 2019
Inventories
Raw materials and merchandise	€ 4,364	€ 4,109
Work in progress	8,778	8,350
Total	€ 13,142	€ 12,459